Deposits (Schedule of Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Demand, non-interest bearing	$ 104,006	$ 106,667
Interest-bearing demand and money market	118,429	114,406
Savings	95,449	94,923
Time deposits, 250,000 or more	5,773	5,222
Other time deposits	132,165	135,908
Total deposits	$ 455,822	$ 457,126